SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
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SUBSEQUENT EVENTS

38. SUBSEQUENT EVENTS

•	Acquisition of equity interest at Centroeste

On January 15, 2019 the Company became aware of the ratification by Centrais Elétricas Brasileiras S.A. (‘Eletrobras’) of the result of Eletrobras Auction 01/2018, relating to the exercise by Cemig of its first refusal right to acquire an equity interest in Companhia de Transmissão Centroeste de Minas Gerais S.A. (‘Centroeste’), as mentioned in Note 17.

•	Renova

Extension and renewed debt agreements with related parties

On February 20, 2019, Cemig GT and Renova signed the first amendment to Debt Recognition Agreement (‘TARD’) 01/2018, and the eighth amendment to TARD 047/2016, postponing the due dates of payments by Renova until July 9, 2019, with financial adjustment at 155% of the CDI rate from the original maturity date until actual settlement.

On the same day new debt recognition agreements were signed, for recognition of debts contracted by Renova in the total amount of R$ 139, with settlement to be made by July 9, 2019, and financial updating at 155% of the CDI rate.

Sale of Alto Sertão III

On March 21, 2019 the Board of Directors accepted a new binding offer presented by AES Tietê Energia S.A., for acquisition of all the shares in the special-purpose companies comprising the Alto Sertão III wind farm complex belonging to Renova. The transaction was still subject to satisfactory negotiation of the definitive documents between the parties involved, which are to include compliance with conditions precedent, and the necessary approvals for completion.

Signature of contract to acquire interest in Renova, and public offer for shares

On March 21, 2019 a share purchase agreement was signed for acquisition by Cemig GT and Light Energia S.A. (‘Light Energia’) of up to 7,282,036 shares in Renova owned by CGI funded investments in parts but signs (‘CG I’) and certain parties related to that Fund. The shares to be acquired from CGI include the shares currently bound by the Shareholders’ Agreement of Renova, signed on December 19, 2014.

The shares in CG I will be acquired in the proportion of 67.85% by Cemig GT and 32.15% by Light Energia and, in consideration CG I will receive securities issued by Light Energia and by Cemig GT in the same proportion, corresponding to nominal value of R$ 14.68 per share in Renova, common or preferred, which will be subject to adjustments arising, among other matters, from the following: (i) the costs incurred for regularization of land ownership of Renova; and (ii) existence of certain contingencies up to the date of closing of the transaction.

The Agreement also provides that certain common shares owned by CG I shall be converted into preferred shares, enabling Cemig GT to form ‘Units’ in Renova in the terms specified in Article 54 of the by-laws of Renova. As a result, after the closing, Cemig GT will be owner of 50% or less of the common shares in Renova.

The closing of the acquisition of shares is subject to compliance with the conditions that are usual in this type of transaction, and to completion of the acts of financial restructuring of Renova.

Also, the Board of Directors of Cemig GT have approved, subject to the closing of the share acquisition, a Public Offering to Acquire Shares in Renova, to be made by Cemig GT and Light Energia, on a date to be announced, in which the shareholders of Renova will be offered equal treatment to that being offered to CG I.

On April 24, 2019, Cemig GT received notice from BNDES Participações S.A. (‘BNDESPar’), of exercise of BNDESPar’s right of joint sale (‘tag-along’) over the totality of the shares held by BNDESPar at Renova, comprising 696,683 Units representing a total of 5.01% of the share capital of Renova – in accordance with the terms of the Shareholders’ Agreement to which Cemig GT adhered on September 29, 2014. Under that Shareholders’ agreement, in the event of any of the controlling shareholders of Renova wishing to transfer any shares bound by that agreement, BNDESPar has a right of joint sale, giving it the option of transferring its entire holding of Units (each Unit comprising two preferred shares and one common share) to the acquiring party, in the same transaction and on the same terms. The transaction is still subject to several conditions precedent specified in the Share Purchase Agreement.

Debt restructuring

On March 21, 2019, the Board of Directors approved the re-profiling of the debts of Renova with related parties: R$ 768 owed to Cemig GT, and R$ 253 owed to Light Comercializadora de Energia S.A. (‘LightCom’) on base dates March 2019; and the debts to Citibank and BTG Pactual, of approximately R$ 176 and R$ 179, respectively.

The re-profiled debts will have maturity of six years, grace period of one year and interest at 155% of the CDI rate, with asset and/or surety guarantees.

On May 3, 2019, the debt renegotiation instruments were signed by Renova, Citibank and BTG Pactual.

The transactions with Cemig GT and Light are still subject to satisfactory negotiation of the definitive documents between the parties involved.

•	Light

Extension of loan with Citibank

On February 1, 2019 the transaction between the affiliated company Light Sesa and Citibank under Resolution 4131, for R$ 657, was refinanced. The new transaction has a grace period of one year for the principal, half-yearly amortization, quarterly interest payments, and maturity in August 2022. A swap transaction was contracted on 100% of the principal, interest and tax at a cost of CGI +2.20% p.a.

Funding raised for 2017-18 capex

On February 26, 2019, the subsidiary Light Sesa received R$ 200, the first release of funds under the contract with the BNDES for financing of capex for 2017–18. The cost of the transaction is TLP +3.16% p.a., with maturity at seven years and monthly amortization.

Tariff adjustment, and Extraordinary Tariff Review

On March 12, 2019 the regulator (Aneel) approved the process of adjustment of the tariffs of the subsidiary Light Sesa. The result provides an average increase in the tariff to the customer of 11.12%, and covers all the customer categories. The new tariffs come into effect since March 15, 2019. In a public meeting held on March 26, 2019, the regulator (Aneel) also approved an extraordinary tariff review for the subsidiary Light Sesa, considering only the inclusion of a negative financial item to reflect the early settlement of the amortization of the lending contracted with the Wholesale Power Exchange (ECE) in management of the Regulated Market Account (the ACR Account’), under Normative Resolution 612 of 2014. The average effect for customers will be a reduction of 2.30%, coming into effect on April 1, 2019.

16th Issue of debentures of subsidiary Light SESA

On May 7, 2019, the 16th issue of debentures of the subsidiary Light SESA, in the amount of R$617,950, was placed through three series, bears interest rates from CDI + 0.90% to CDI + 1.35% and maturity from April 15, 2022 to April 15, 2025.

•	Merger of LEPSA e RME into Cemig

On April 24, 2019 the merger of the subsidiaries Lepsa and RME into the Company was completed.

Since this is a merger of wholly-owned subsidiaries, there will be no capital increase nor need for issue of new shares by Cemig. This merger does not change the aggregate percentage equity interest in Light held by Cemig.